Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Changes in associates

	AIG Canada	AIG USA	Total
Balance, December 31, 2019	$503,965	$410,330	$914,295
Contributions – cash	1,752,312	417,438	2,169,750
Share of net loss from investment in associate	(1,590,286)	(466,849)	(2,057,135)
Balance, December 31, 2020	$665,991	$360,919	$1,026,910
Share of net loss from investment in associate	(3,138)	(197,412)	(200,550)
Balance, December 31, 2021	$662,853	$163,507	$826,360

Investments in associates and AFK
Amount
Balance, December 31, 2020	$-
Contributions - cash	125,000
Share of net loss from investment in joint venture	(66,091)
Balance, December 31, 2021	$58,909

Investments in associates and joint ventures
	December 31, 2021	December 31, 2020
AIG Canada	$662,853	$665,991
AIG USA	163,507	360,919
AFK	58,909	-
Total investment in associates and joint ventures	$885,269	$1,026,910